Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Mar. 31, 2023
Convertible Redeemable Preferred Shares [Abstract]
Schedule of outstanding convertible redeemable preferred shares

The following table summarizes YS Group’s outstanding Convertible Redeemable Preferred Shares for the three years ended March 31, 2023:

	Series A		Series A-1		Series B		Total	Total
	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value	Carrying Value	Carrying Value
		(RMB)		(RMB)		(RMB)	(RMB)	(US$)
As of March 31, 2020	21,548,589	440,585,213	—	—	—	—	440,585,213	$69,403,171
Conversion of convertible notes	—	—	—	—	18,393,610	131,425,527	131,425,527	20,702,802
Call option under convertible notes	—	—	—	—	9,660,324	131,425,290	131,425,290	20,702,765
New insurance	—	—	—	—	37,360,924	597,987,709	597,987,709	94,197,995
Shares transferred	(6,014,313)	(68,232,451)	6,014,313	68,232,451	—	—	—	—
Accretion to redemption value	—	1,758,690	—	—	—	14,851,607	16,610,297	2,616,536
Foreign currency translation adjustment	—	(29,449,559)	—	(2,567,136)	—	(558,770)	(32,575,465)	(5,131,449)
As of March 31, 2021	15,534,276	344,661,893	6,014,313	65,665,315	65,414,858	875,131,363	1,285,458,571	$202,491,820

Accretion to redemption value	—	57,598,340	—	5,164,090	—	67,899,896	130,662,326	20,582,579
Foreign currency translation adjustment	—	(12,696,574)	—	(2,318,596)	—	(30,884,335)	(45,899,505)	(7,230,318)
As of March 31, 2022	15,534,276	389,563,659	6,014,313	68,510,809	65,414,858	912,146,924	1,370,221,392	$215,844,081

Accretion to redemption value		65,904,705		5,463,610		66,623,382	137,991,697	20,081,159
Foreign currency translation adjustment		34,734,369		5,866,010		77,857,300	118,457,680	795,044
Converted to ordinary shares	(15,534,276)	(490,202,733)	(6,014,313)	(79,840,429)	(65,414,858)	(1,056,627,606)	(1,626,670,769)	(236,720,284)
As of March 31, 2023	—	—	—	—	—	—	—	—